OTHER LIABILITIES (Schedule of Other Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other Liabilities [Abstract]
Severance pay liability	$ 1,556	$ 1,493
Deferred revenue	263	268
Deferred VAT	10,319
Deferred wage tax and social security	13,100
Other	446
Total other liabilities	$ 25,684	$ 1,761